Trade and other receivables (Tables)	3 Months Ended
Mar. 31, 2023
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of March 31, 2023 and December 31, 2022, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade receivables	206,880	125,437
Tax receivables	39,749	45,680
Prepayments	16,297	11,827
Other accounts receivable	5,127	17,390
Total	268,053	200,334